Subsequent Events, Public Offering (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Apr. 24, 2025 shares	Apr. 01, 2025	Jan. 24, 2025 USD ($) $ / shares shares
Public Offering [Abstract]
Number of units issued (in shares)			229,007
Share price (in dollars per share) | $ / shares			$ 52.4
Reverse stock split ratio		0.025
Gross proceeds | $			$ 12.0
Placement Agent's Warrant [Member]
Public Offering [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares			$ 57.64
Placement Agent's Warrant [Member] | Maximum [Member]
Public Offering [Abstract]
Warrants issued (in shares)			11,450
Common Shares [Member]
Public Offering [Abstract]
Common stock issued upon exercise of warrants (in shares)	1,920,000